Employee Benefit	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Employee Benefit

12. EMPLOYEE BENEFIT OBLIGATION

The Company sponsors two defined benefit plans covering the majority of Italian employees and all of Solutions Infini’s employees. Total costs of the defined benefit plans for the years ended December 31, 2019 and 2018 was $287,000 and $185,000, respectively.

Changes in obligations of the defined benefit plans is as follows (in thousands):

	As of December 31,
	2019	2018
Benefit obligation at the beginning of the period	$1,173	$947
Change in scope of consolidation	—	155
Service cost	165	152
Interest cost	33	22
Actuarial loss	89	11
Benefit paid	(13)	(67)
Foreign exchange translation reserve	(23)	(47)

Benefit obligation at the end of the period	$1,424	$1,173

Of which:
Current (1)	$26	$26
Long-term	$1,398	$1,147

(1)	Included within “Payroll and payroll related accrued liabilities” in the accompanying consolidated balance sheets.

There are no plan assets servicing the defined benefits plans.

The assumptions used to determine benefit obligations at year-end are as follows:

	As of December 31,
	2019	2018
Discount rate for Kaleyra S.p.A. (1)	0.78%	1.74%
Discount rate for Solutions Infini (2)	7.25%	7.75%
Rate of compensation increase for Kaleyra S.p.A.	0.50% - 3.00%	0.50% - 3.00%
Rate of compensation increase for Solutions Infini	15.00%	15.00%

(1)	The discount rate for Kaleyra S.p.A. is based on the Euro area composite yields AA with a duration equal to the estimated term of the obligations, examined as of December 31, 2019.
(2)	The discount rate for Solutions Infini is based on the prevailing market yields of Indian government securities at the balance sheet date for the estimated term of the obligations.

The Company has also a 401(k) defined contribution plan covering substantially all U.S. domestic employees. The participation in this plan is voluntary. The Company matches plan participants’ contributions up to various limits. Participants’ contributions are limited based on their compensation and, for certain supplemental contributions which are not eligible for Company matching, based on their age. Expense for the 401 (k) plan was $54,000 and zero for the years ended December 31, 2019 and 2018, respectively.